Income (expense) from investments	12 Months Ended
Dec. 31, 2019
Income (expense) from investments
Income (expense) from investments

31 Income (expense) from investments

Share of profit (loss) of equity-accounted investments

More information is provided in note 15 — Investments.

Share of profit or loss of equity accounted investments by industry segment is disclosed in note 35 — Segment information and information by geographic area.

Other gain (loss) from investments

(€ million)	2019	2018	2017
Dividends	247	231	205
Net gain (loss) on disposals	19	22	163
Other net income (expense)	15	910	(33)
	281	1,163	335

Dividend income primarily related to Nigeria LNG Ltd for €186 million and to Saudi European Petrochemical Co for €46 million (€187 million and €35 million in 2018 and €167 million and €21 million in 2017, respectively).

In 2018, other net income included a gain of €889 million deriving from the business combination between Eni Norge AS and Point Resources AS, with the establishment of joint venture the Vår Energi AS, determined by the difference between the book value of the investment corresponding to the fair value of the combined net assets and the book value of the net assets sold.